The Gabelli Blue Chip Value Fund | Gabelli Blue Chip Value Fund - Class AAA
SUMMARY
Investment Objectives
The Fund’s primary objective is to seeks to provide long-term growth of capital.
Current income is a secondary objective of the Fund.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Fund.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	The Gabelli Blue Chip Value Fund Class AAA Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	2.00%
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		The Gabelli Blue Chip Value Fund Class AAA Shares
Management Fees		1.00%
Distribution and Service (Rule 12b-1) Fees		0.25%
Other Expenses		0.87%
Acquired Fund Fees and Expenses		0.03%
Total Annual Fund Operating Expenses	[1]	2.15%
Fee Waiver and/or Expense Reimbursement	[1]	(0.12%)
Total Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[1]	2.03%
[1]	Gabelli Funds, LLC (the "Adviser") has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the Fund's Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, acquired fund fees and expenses and extraordinary expenses) at an annual rate of 2.00% for Class AAA Shares. This arrangement is in effect through May 1, 2012 and may not be terminated by the Adviser before such time. The three basis point differential between the Fund's 2.00% expense cap for Class AAA Shares and its 2.03% adjusted Total Annual Fund Operating Expenses shown in the Fee Table is due to the three basis points of Acquired Fund Fees and Expenses paid by investment funds in which the Fund invested and not subject to reimbursement by the Adviser.

Expense Example

This example is intended to help you compare the cost of investing in Class AAA Shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
The Gabelli Blue Chip Value Fund Class AAA Shares	206	661	1,143	2,473

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.
Principal Investment Strategies

Under normal market circumstances, the Fund will invest at least 80% of its net assets in common stocks of “blue chip” companies, which are domestic or foreign companies that the portfolio manager believes have some combination of a well known product, brand or name, strong balance sheet, ten or more years of operations and substantial market capitalization (usually, but not necessarily in excess of  $5 billion) or market liquidity. The Fund will invest primarily in blue chip companies that the portfolio manager believes are temporarily out of favor, companies viewed by the portfolio manager as “blue chip value” companies. Value companies are generally considered to be those that are temporarily out of favor, but have a good intermediate or longer term outlook. The Fund focuses on those “blue chip value” companies which the Fund’s Adviser believes are undervalued and have the potential to achieve significant capital appreciation. In selecting investments, the portfolio manager will consider, among other things, the market price of the issuer’s securities, earnings expectations, earnings and price histories, balance sheet characteristics, and perceived management skills. The portfolio manager will also consider changes in economic and political outlooks as well as individual corporate developments. For additional information about selection of investments suitable for the Fund, see page 6.

In general, the portfolio manager seeks to take advantage of investors’ tendency to overemphasize near-term events by investing in companies which are temporarily undervalued and which may return to a significantly higher valuation. In selecting investments, the portfolio manager will consider factors such as the market price of the issuer’s securities, earnings expectations, earnings and price histories, balance sheet characteristics, and perceived management skills. The portfolio manager will also consider changes in economic and political outlooks as well as individual corporate developments. The portfolio manager will sell any Fund investments which lose their perceived value relative to other investments in the judgment of the portfolio manager.

The Fund’s assets will be invested primarily in a broad range of readily marketable equity securities consisting primarily of common stocks. Many of the common stocks the Fund will buy will be bought for the potential that their prices will increase, providing capital appreciation for the Fund. The Fund’s secondary objective is to achieve current income by investing in dividend-paying common stocks.

The Fund may invest up to 40% of its total assets in securities of non-U.S. issuers.

Principal Risks

You May Want to Invest in the Fund if:

• you are a long-term investor

• you seek growth of capital

• you believe that the market will favor value over growth stocks over the long term

• you wish to include a value strategy as a portion of your overall investments

The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. Holders of common stocks only have rights to value in the company after all debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty. The Fund is also subject to the risk that market values may never be realized in the market, or that the price of its portfolio securities will decline, or that value stocks as a category lose favor with investors compared to growth stocks or because the Adviser was incorrect in its judgment of which stocks or which industries would benefit from changing market or economic conditions. In addition, the portfolio manager’s value strategy may produce returns that are more volatile than other mutual funds that invest in similar securities. Foreign securities are subject to currency, information, and political risks.

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. When you sell shares of the Fund, they could be worth more or less than what you paid for them.

Investing in the Fund involves the following risks:

• Equity Risk. The principal risk of investing in the Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer companies’ particular circumstances.

• Fund and Management Risk. The Fund invests in stocks issued by companies that have a market capitalization of generally greater than  $5 billion and which are believed by the portfolio manager to be undervalued and have the potential to achieve significant capital appreciation. The Fund’s performance may be poorer than that of funds that invest in other types of securities. If the portfolio manager is incorrect in her assessment of the values of the securities the Fund holds, or no event occurs which surfaces value, then the value of the Fund’s shares may decline. In addition, the portfolio manager’s value strategy may produce returns that are more volatile than other mutual funds that invest in similar securities.

• Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs.

Performance
The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year, five years, and ten years compare with those of a broad based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.
THE GABELLI BLUE CHIP VALUE FUND (Total Returns for Class AAA Shares for the Years Ended December 31)

During the years shown in the bar chart, the highest return for a quarter was 24.3% (quarter ended June 30, 2003) and the lowest return for a quarter was (25.2)% (quarter ended June 30, 2002).
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns The Gabelli Blue Chip Value Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Past One Year	Past Five Years	Past Ten Years
Return Before Taxes Class AAA Shares	The Gabelli Blue Chip Value Fund Class AAA Shares	Return Before Taxes		12.82%	2.82%	1.81%
Return After Taxes on Distributions Class AAA Shares	The Gabelli Blue Chip Value Fund Class AAA Shares	Return After Taxes on Distributions		12.82%	2.67%	1.72%
Return After Taxes on Distributions and Sale of Fund Shares Class AAA Shares	The Gabelli Blue Chip Value Fund Class AAA Shares	Return After Taxes on Distributions and Sale of Fund Shares		8.33%	2.41%	1.54%
Standards & Poor's ("S&P") 500 Index		Standard & Poor’s (“S&P”) 500 Index	(reflects no deduction for fees, expenses, or taxes)	15.08%	2.29%	1.42%
The Lipper Large Cap Value Fund Average		The Lipper Large Cap Value Fund Average	(reflects no deduction for fees, expenses, or taxes)	13.02%	1.52%	1.89%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).

The Gabelli Blue Chip Value Fund | The Gabelli Blue Chip Value Fund - Class A, B, C and I
SUMMARY
Investment Objectives
The Fund’s primary objective is to seek to provide long-term growth of capital.
Current income is a secondary objective of the Fund.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the section entitled “Classes of Shares” on page 10 of this Prospectus.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees The Gabelli Blue Chip Value Fund	Class A Shares	Class B Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none	5.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none	none	none	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	2.00%	2.00%	2.00%	2.00%
Exchange Fee	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses The Gabelli Blue Chip Value Fund		Class A Shares	Class B Shares	Class C Shares	Class I Shares
Management Fees		1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees		0.25%	1.00%	1.00%	none
Other Expenses		0.87%	0.87%	0.87%	0.87%
Acquired Fund Fees and Expenses		0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	[1]	2.15%	2.90%	2.90%	1.90%
Fee Waiver and/or Expense Reimbursement	[1]	(0.12%)	(0.12%)	(0.12%)	(0.12%)
Total Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	[1]	2.03%	2.78%	2.78%	1.78%
[1]	Gabelli Funds, LLC (the "Adviser") has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the Fund's Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, acquired fund fees and expenses and extraordinary expenses) at an annual rate of 2.00%, 2.75%, 2.75%, and 1.75% for Class A, Class B, Class C, and Class I Shares, respectively. This arrangement is in effect through May 1, 2012 and may not be terminated by the Adviser before such time. The three basis point differential between the Fund's 2.00%, 2.75%, 2.75%, and 1.75% expense cap for Class A, Class B, Class C, and Class I Shares, respectively, and the 2.03%, 2.78%, 2.78%, and 1.78% adjusted Total Annual Fund Operating Expenses for Class A, Class B, Class C, and Class I Shares, respectively, shown in the Fee Table is due to the three basis points of Acquired Fund Fees and Expenses paid by investment funds in which the Fund invested and not subject to reimbursement by the Adviser.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example The Gabelli Blue Chip Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	769	1,198	1,653	2,906
Class B Shares	781	1,186	1,718	3,038
Class C Shares	381	886	1,518	3,215
Class I Shares	181	585	1,015	2,212

You would pay the following expenses if you did not redeem your shares of the Fund:
Expense Example, No Redemption The Gabelli Blue Chip Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	769	1,198	1,653	2,906
Class B Shares	281	886	1,518	3,038
Class C Shares	281	886	1,518	3,215
Class I Shares	181	585	1,015	2,212

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.
Principal Investment Strategies

Under normal market circumstances, the Fund will invest at least 80% of its net assets in common stocks of “blue chip” companies, which are domestic or foreign companies that the portfolio manager believes have some combination of a well known product, brand or name, strong balance sheet, ten or more years of operations and substantial market capitalization (usually, but not necessarily in excess of  $5 billion) or market liquidity. The Fund will invest primarily in blue chip companies that the portfolio manager believes are temporarily out of favor, companies viewed by the portfolio manager as “blue chip value” companies. Value companies are generally considered to be those that are temporarily out of favor, but have a good intermediate or longer term outlook. The Fund focuses on those “blue chip value” companies which the Fund’s Adviser believes are undervalued and have the potential to achieve significant capital appreciation. In selecting investments, the portfolio manager will consider, among other things, the market price of the issuer’s securities, earnings expectations, earnings and price histories, balance sheet characteristics, and perceived management skills. The portfolio manager will also consider changes in economic and political outlooks as well as individual corporate developments. For additional information about selection of investments suitable for the Fund, see page 7.

In general, the portfolio manager seeks to take advantage of investors’ tendency to overemphasize near-term events by investing in companies which are temporarily undervalued and which may return to a significantly higher valuation. In selecting investments, the portfolio manager will consider factors such as the market price of the issuer’s securities, earnings expectations, earnings and price histories, balance sheet characteristics, and perceived management skills. The portfolio manager will also consider changes in economic and political outlooks as well as individual corporate developments. The portfolio manager will sell any Fund investments which lose their perceived value relative to other investments in the judgment of the portfolio manager.

The Fund’s assets will be invested primarily in a broad range of readily marketable equity securities consisting primarily of common stocks. Many of the common stocks the Fund will buy will be bought for the potential that their prices will increase, providing capital appreciation for the Fund. The Fund’s secondary objective is to achieve current income by investing in dividend-paying common stocks.

The Fund may invest up to 40% of its assets in securities of non-U.S. issuers.

Principal Risks

You May Want to Invest in the Fund if:

• you are a long-term investor

• you seek growth of capital

• you believe that the market will favor value over growth stocks over the long term

• you wish to include a value strategy as a portion of your overall investments

The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. Holders of common stocks only have rights to value in the company after all debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty. The Fund is also subject to the risk that market values may never be realized in the market, or that the price of its portfolio securities will decline, or that value stocks as a category lose favor with investors compared to growth stocks or because the Adviser was incorrect in its judgment of which stocks or which industries would benefit from changing market or economic conditions. In addition, the portfolio manager’s value strategy may produce returns that are more volatile than other mutual funds that invest in similar securities. Foreign securities are subject to currency, information, and political risks.

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. When you sell shares of the Fund, they could be worth more or less than what you paid for them.

Investing in the Fund involves the following risks:

• Equity Risk. The principal risk of investing in the Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer companies’ particular circumstances.

• Fund and Management Risk. The Fund invests in stocks issued by companies that have a market capitalization of generally greater than  $5 billion and which are believed by the portfolio manager to be undervalued and have the potential to achieve significant capital appreciation. The Fund’s performance may be poorer than that of funds that invest in other types of securities. If the portfolio manager is incorrect in her assessment of the values of the securities the Fund holds, or no event occurs which surfaces value, then the value of the Fund’s shares may decline. In addition, the portfolio manager’s value strategy may produce returns that are more volatile than other mutual funds that invest in similar securities.

• Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs.

Performance
The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year, five years, and ten years compare with those of a broad based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.
THE GABELLI BLUE CHIP VALUE FUND (Total Returns for the Years Ended December 31)

The bar chart above shows total returns for Class AAA Shares for the periods ended 2001 through 2003 and total returns for Class A Shares for the years ended 2004 through 2010. Sales loads are not reflected in the above chart. If sales loads were reflected, the Fund’s returns would be less than those shown. During the years shown in the bar chart, the highest return for a quarter was 24.3% (quarter ended June 30, 2003) and the lowest return for a quarter was (25.2)% (quarter ended June 30, 2002).
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns The Gabelli Blue Chip Value Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	Past One Year	Past Five Years	Past Ten Years	Inception Date
Return Before Taxes Class A Shares	The Gabelli Blue Chip Value Fund Class A Shares (first issued on 12/31/03)	Return Before Taxes		6.33%	1.61%	1.24%	Dec 31, 2003
Return Before Taxes Class B Shares	Class B Shares (first issued on 12/31/03)	Return Before Taxes		6.95%	1.70%	1.30%	Dec 31, 2003
Return Before Taxes Class C Shares	Class C Shares (first issued on 12/31/03)	Return Before Taxes		10.97%	2.04%	1.29%	Dec 31, 2003
Return Before Taxes Class I Shares	Class I Shares (first issued on 6/30/04)	Return Before Taxes		13.13%	3.06%	1.98%	Jun 30, 2004
Return After Taxes on Distributions Class A Shares	The Gabelli Blue Chip Value Fund Class A Shares (first issued on 12/31/03)	Return After Taxes on Distributions		6.33%	1.46%	1.15%	Dec 31, 2003
Return After Taxes on Distributions and Sale of Fund Shares Class A Shares	The Gabelli Blue Chip Value Fund Class A Shares (first issued on 12/31/03)	Return After Taxes on Distributions and Sale of Fund Shares		4.10%	1.37%	1.05%	Dec 31, 2003
Standards & Poor's ("S&P") 500 Index		Standard & Poor’s (“S&P”) 500 Index	(reflects no deduction for fees, expenses, or taxes)	15.08%	2.29%	1.42%
The Lipper Large Cap Value Fund Average		The Lipper Large Cap Value Fund Average	(reflects no deduction for fees, expenses, or taxes)	13.02%	1.52%	1.89%

The returns shown for Class A, Class B, Class C, and Class I Shares prior to their first issuance dates are those of Class AAA Shares of the Fund, which are not offered in this Prospectus. All Classes of the Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”). After-tax returns are shown only for Class A Shares and after-tax returns for other classes will vary due to the difference in expenses.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	GABELLI BLUE CHIP VALUE FUND
Central Index Key	dei_EntityCentralIndexKey	0001086884
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 29, 2011
Prospectus Date	rr_ProspectusDate	Apr 29, 2011
The Gabelli Blue Chip Value Fund | Class AAA Shares
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.87%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.15%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[1]
Total Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.03%	[1]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class AAA Shares
1 Year	rr_ExpenseExampleYear01	206
3 Years	rr_ExpenseExampleYear03	661
5 Years	rr_ExpenseExampleYear05	1,143
10 Years	rr_ExpenseExampleYear10	2,473
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(11.80%)
2002	rr_AnnualReturn2002	(31.70%)
2003	rr_AnnualReturn2003	44.00%
2004	rr_AnnualReturn2004	12.40%
2005	rr_AnnualReturn2005	6.70%
2006	rr_AnnualReturn2006	17.50%
2007	rr_AnnualReturn2007	0.10%
2008	rr_AnnualReturn2008	(33.70%)
2009	rr_AnnualReturn2009	30.60%
2010	rr_AnnualReturn2010	12.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.30%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.30%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2002
The Gabelli Blue Chip Value Fund | Class A Shares
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.87%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.15%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.03%	[2]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleYear01	769
3 Years	rr_ExpenseExampleYear03	1,198
5 Years	rr_ExpenseExampleYear05	1,653
10 Years	rr_ExpenseExampleYear10	2,906
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class A Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	769
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,198
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,653
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,906
Annual Total Returns	rr_BarChartTableAbstract
2001	rr_AnnualReturn2001	(11.80%)
2002	rr_AnnualReturn2002	(31.70%)
2003	rr_AnnualReturn2003	44.00%
2004	rr_AnnualReturn2004	12.50%
2005	rr_AnnualReturn2005	6.90%
2006	rr_AnnualReturn2006	17.50%
2007	rr_AnnualReturn2007	0.10%
2008	rr_AnnualReturn2008	(33.70%)
2009	rr_AnnualReturn2009	30.60%
2010	rr_AnnualReturn2010	12.80%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.30%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.20%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2002
The Gabelli Blue Chip Value Fund | Class B Shares
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.87%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.90%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.78%	[2]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class B Shares
1 Year	rr_ExpenseExampleYear01	781
3 Years	rr_ExpenseExampleYear03	1,186
5 Years	rr_ExpenseExampleYear05	1,718
10 Years	rr_ExpenseExampleYear10	3,038
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class B Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	281
3 Years	rr_ExpenseExampleNoRedemptionYear03	886
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,518
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,038
The Gabelli Blue Chip Value Fund | Class C Shares
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.87%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.90%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.78%	[2]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleYear01	381
3 Years	rr_ExpenseExampleYear03	886
5 Years	rr_ExpenseExampleYear05	1,518
10 Years	rr_ExpenseExampleYear10	3,215
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class C Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	281
3 Years	rr_ExpenseExampleNoRedemptionYear03	886
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,518
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,215
The Gabelli Blue Chip Value Fund | Class I Shares
Shareholder Fees	rr_ShareholderFeesAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.87%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%	[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.78%	[2]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleYear01	181
3 Years	rr_ExpenseExampleYear03	585
5 Years	rr_ExpenseExampleYear05	1,015
10 Years	rr_ExpenseExampleYear10	2,212
Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Column [Text]	rr_ExpenseExampleNoRedemptionByYearColumnName	Class I Shares
1 Year	rr_ExpenseExampleNoRedemptionYear01	181
3 Years	rr_ExpenseExampleNoRedemptionYear03	585
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,015
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,212
The Gabelli Blue Chip Value Fund | Gabelli Blue Chip Value Fund - Class AAA
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary objective is to seeks to provide long-term growth of capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Current income is a secondary objective of the Fund.
Fees and Expenses of the Fund	gbcvf1086884_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Class AAA Shares of the Fund.
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2012
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Class AAA Shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover	gbcvf1086884_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market circumstances, the Fund will invest at least 80% of its net assets in common stocks of “blue chip” companies, which are domestic or foreign companies that the portfolio manager believes have some combination of a well known product, brand or name, strong balance sheet, ten or more years of operations and substantial market capitalization (usually, but not necessarily in excess of  $5 billion) or market liquidity. The Fund will invest primarily in blue chip companies that the portfolio manager believes are temporarily out of favor, companies viewed by the portfolio manager as “blue chip value” companies. Value companies are generally considered to be those that are temporarily out of favor, but have a good intermediate or longer term outlook. The Fund focuses on those “blue chip value” companies which the Fund’s Adviser believes are undervalued and have the potential to achieve significant capital appreciation. In selecting investments, the portfolio manager will consider, among other things, the market price of the issuer’s securities, earnings expectations, earnings and price histories, balance sheet characteristics, and perceived management skills. The portfolio manager will also consider changes in economic and political outlooks as well as individual corporate developments. For additional information about selection of investments suitable for the Fund, see page 6.

In general, the portfolio manager seeks to take advantage of investors’ tendency to overemphasize near-term events by investing in companies which are temporarily undervalued and which may return to a significantly higher valuation. In selecting investments, the portfolio manager will consider factors such as the market price of the issuer’s securities, earnings expectations, earnings and price histories, balance sheet characteristics, and perceived management skills. The portfolio manager will also consider changes in economic and political outlooks as well as individual corporate developments. The portfolio manager will sell any Fund investments which lose their perceived value relative to other investments in the judgment of the portfolio manager.

The Fund’s assets will be invested primarily in a broad range of readily marketable equity securities consisting primarily of common stocks. Many of the common stocks the Fund will buy will be bought for the potential that their prices will increase, providing capital appreciation for the Fund. The Fund’s secondary objective is to achieve current income by investing in dividend-paying common stocks.

The Fund may invest up to 40% of its total assets in securities of non-U.S. issuers.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market circumstances, the Fund will invest at least 80% of its net assets in common stocks of “blue chip” companies, which are domestic or foreign companies that the portfolio manager believes have some combination of a well known product, brand or name, strong balance sheet, ten or more years of operations and substantial market capitalization (usually, but not necessarily in excess of $5 billion) or market liquidity.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You May Want to Invest in the Fund if:

• you are a long-term investor

• you seek growth of capital

• you believe that the market will favor value over growth stocks over the long term

• you wish to include a value strategy as a portion of your overall investments

The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. Holders of common stocks only have rights to value in the company after all debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty. The Fund is also subject to the risk that market values may never be realized in the market, or that the price of its portfolio securities will decline, or that value stocks as a category lose favor with investors compared to growth stocks or because the Adviser was incorrect in its judgment of which stocks or which industries would benefit from changing market or economic conditions. In addition, the portfolio manager’s value strategy may produce returns that are more volatile than other mutual funds that invest in similar securities. Foreign securities are subject to currency, information, and political risks.

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. When you sell shares of the Fund, they could be worth more or less than what you paid for them.

Investing in the Fund involves the following risks:

• Equity Risk. The principal risk of investing in the Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer companies’ particular circumstances.

• Fund and Management Risk. The Fund invests in stocks issued by companies that have a market capitalization of generally greater than  $5 billion and which are believed by the portfolio manager to be undervalued and have the potential to achieve significant capital appreciation. The Fund’s performance may be poorer than that of funds that invest in other types of securities. If the portfolio manager is incorrect in her assessment of the values of the securities the Fund holds, or no event occurs which surfaces value, then the value of the Fund’s shares may decline. In addition, the portfolio manager’s value strategy may produce returns that are more volatile than other mutual funds that invest in similar securities.

• Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund is not guaranteed; you may lose money by investing in the Fund.
Performance	gbcvf1086884_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year, five years, and ten years compare with those of a broad based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year, five years, and ten years compare with those of a broad based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	THE GABELLI BLUE CHIP VALUE FUND (Total Returns for Class AAA Shares for the Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the years shown in the bar chart, the highest return for a quarter was 24.3% (quarter ended June 30, 2003) and the lowest return for a quarter was (25.2)% (quarter ended June 30, 2002).
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
The Gabelli Blue Chip Value Fund | The Gabelli Blue Chip Value Fund - Class A, B, C and I
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary objective is to seek to provide long-term growth of capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Current income is a secondary objective of the Fund.
Fees and Expenses of the Fund	gbcvf1086884_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the section entitled “Classes of Shares” on page 10 of this Prospectus.
Expense Breakpoint Discount	gbcvf1086884_ExpenseBreakpointDiscountAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A Shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the section entitled “Classes of Shares” on page 10 of this Prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Annual Fund Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2012
Expense Example	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. This example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock	You would pay the following expenses if you did not redeem your shares of the Fund:
Portfolio Turnover	gbcvf1086884_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market circumstances, the Fund will invest at least 80% of its net assets in common stocks of “blue chip” companies, which are domestic or foreign companies that the portfolio manager believes have some combination of a well known product, brand or name, strong balance sheet, ten or more years of operations and substantial market capitalization (usually, but not necessarily in excess of  $5 billion) or market liquidity. The Fund will invest primarily in blue chip companies that the portfolio manager believes are temporarily out of favor, companies viewed by the portfolio manager as “blue chip value” companies. Value companies are generally considered to be those that are temporarily out of favor, but have a good intermediate or longer term outlook. The Fund focuses on those “blue chip value” companies which the Fund’s Adviser believes are undervalued and have the potential to achieve significant capital appreciation. In selecting investments, the portfolio manager will consider, among other things, the market price of the issuer’s securities, earnings expectations, earnings and price histories, balance sheet characteristics, and perceived management skills. The portfolio manager will also consider changes in economic and political outlooks as well as individual corporate developments. For additional information about selection of investments suitable for the Fund, see page 7.

In general, the portfolio manager seeks to take advantage of investors’ tendency to overemphasize near-term events by investing in companies which are temporarily undervalued and which may return to a significantly higher valuation. In selecting investments, the portfolio manager will consider factors such as the market price of the issuer’s securities, earnings expectations, earnings and price histories, balance sheet characteristics, and perceived management skills. The portfolio manager will also consider changes in economic and political outlooks as well as individual corporate developments. The portfolio manager will sell any Fund investments which lose their perceived value relative to other investments in the judgment of the portfolio manager.

The Fund’s assets will be invested primarily in a broad range of readily marketable equity securities consisting primarily of common stocks. Many of the common stocks the Fund will buy will be bought for the potential that their prices will increase, providing capital appreciation for the Fund. The Fund’s secondary objective is to achieve current income by investing in dividend-paying common stocks.

The Fund may invest up to 40% of its assets in securities of non-U.S. issuers.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal market circumstances, the Fund will invest at least 80% of its net assets in common stocks of “blue chip” companies, which are domestic or foreign companies that the portfolio manager believes have some combination of a well known product, brand or name, strong balance sheet, ten or more years of operations and substantial market capitalization (usually, but not necessarily in excess of $5 billion) or market liquidity.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You May Want to Invest in the Fund if:

• you are a long-term investor

• you seek growth of capital

• you believe that the market will favor value over growth stocks over the long term

• you wish to include a value strategy as a portion of your overall investments

The Fund’s share price will fluctuate with changes in the market value of the Fund’s portfolio securities. Stocks are subject to market, economic, and business risks that may cause their prices to fluctuate. Holders of common stocks only have rights to value in the company after all debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty. The Fund is also subject to the risk that market values may never be realized in the market, or that the price of its portfolio securities will decline, or that value stocks as a category lose favor with investors compared to growth stocks or because the Adviser was incorrect in its judgment of which stocks or which industries would benefit from changing market or economic conditions. In addition, the portfolio manager’s value strategy may produce returns that are more volatile than other mutual funds that invest in similar securities. Foreign securities are subject to currency, information, and political risks.

An investment in the Fund is not guaranteed; you may lose money by investing in the Fund. When you sell shares of the Fund, they could be worth more or less than what you paid for them.

Investing in the Fund involves the following risks:

• Equity Risk. The principal risk of investing in the Fund is equity risk. Equity risk is the risk that the prices of the securities held by the Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer companies’ particular circumstances.

• Fund and Management Risk. The Fund invests in stocks issued by companies that have a market capitalization of generally greater than  $5 billion and which are believed by the portfolio manager to be undervalued and have the potential to achieve significant capital appreciation. The Fund’s performance may be poorer than that of funds that invest in other types of securities. If the portfolio manager is incorrect in her assessment of the values of the securities the Fund holds, or no event occurs which surfaces value, then the value of the Fund’s shares may decline. In addition, the portfolio manager’s value strategy may produce returns that are more volatile than other mutual funds that invest in similar securities.

• Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund is not guaranteed; you may lose money by investing in the Fund.
Performance	gbcvf1086884_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year, five years, and ten years compare with those of a broad based securities market index. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for one year, five years, and ten years compare with those of a broad based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gabelli.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	THE GABELLI BLUE CHIP VALUE FUND (Total Returns for the Years Ended December 31)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The bar chart above shows total returns for Class AAA Shares for the periods ended 2001 through 2003 and total returns for Class A Shares for the years ended 2004 through 2010. Sales loads are not reflected in the above chart. If sales loads were reflected, the Fund’s returns would be less than those shown. During the years shown in the bar chart, the highest return for a quarter was 24.3% (quarter ended June 30, 2003) and the lowest return for a quarter was (25.2)% (quarter ended June 30, 2002).
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The bar chart above shows total returns for Class AAA Shares for the periods ended 2001 through 2003 and total returns for Class A Shares for the years ended 2004 through 2010.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales loads are not reflected in the above chart. If sales loads were reflected, the Fund’s returns would be less than those shown.
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The returns shown for Class A, Class B, Class C, and Class I Shares prior to their first issuance dates are those of Class AAA Shares of the Fund, which are not offered in this Prospectus. All Classes of the Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”). After-tax returns are shown only for Class A Shares and after-tax returns for other classes will vary due to the difference in expenses.

Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	rr_PerformanceTableFootnotesReasonPerformanceInformationForClassDifferentFromImmediatelyPrecedingPeriod	The returns shown for Class A, Class B, Class C, and Class I Shares prior to their first issuance dates are those of Class AAA Shares of the Fund, which are not offered in this Prospectus. All Classes of the Fund would have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts, including “Roth” IRAs and SEP IRAs (collectively, “IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A Shares and after-tax returns for other classes will vary due to the difference in expenses.
The Gabelli Blue Chip Value Fund | The Gabelli Blue Chip Value Fund - Class A, B, C and I | Class A Shares
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class A Shares
The Gabelli Blue Chip Value Fund | The Gabelli Blue Chip Value Fund - Class A, B, C and I | Class B Shares
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class B Shares
The Gabelli Blue Chip Value Fund | The Gabelli Blue Chip Value Fund - Class A, B, C and I | Class C Shares
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class C Shares
The Gabelli Blue Chip Value Fund | The Gabelli Blue Chip Value Fund - Class A, B, C and I | Class I Shares
Shareholder Fees	rr_ShareholderFeesAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	Class I Shares
The Gabelli Blue Chip Value Fund | Return Before Taxes | Class AAA Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Gabelli Blue Chip Value Fund Class AAA Shares
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	12.82%
Past Five Years	rr_AverageAnnualReturnYear05	2.82%
Past Ten Years	rr_AverageAnnualReturnYear10	1.81%
The Gabelli Blue Chip Value Fund | Return Before Taxes | Class A Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Gabelli Blue Chip Value Fund Class A Shares (first issued on 12/31/03)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	6.33%
Past Five Years	rr_AverageAnnualReturnYear05	1.61%
Past Ten Years	rr_AverageAnnualReturnYear10	1.24%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
The Gabelli Blue Chip Value Fund | Return Before Taxes | Class B Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class B Shares (first issued on 12/31/03)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	6.95%
Past Five Years	rr_AverageAnnualReturnYear05	1.70%
Past Ten Years	rr_AverageAnnualReturnYear10	1.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
The Gabelli Blue Chip Value Fund | Return Before Taxes | Class C Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class C Shares (first issued on 12/31/03)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	10.97%
Past Five Years	rr_AverageAnnualReturnYear05	2.04%
Past Ten Years	rr_AverageAnnualReturnYear10	1.29%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
The Gabelli Blue Chip Value Fund | Return Before Taxes | Class I Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	Class I Shares (first issued on 6/30/04)
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Past One Year	rr_AverageAnnualReturnYear01	13.13%
Past Five Years	rr_AverageAnnualReturnYear05	3.06%
Past Ten Years	rr_AverageAnnualReturnYear10	1.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2004
The Gabelli Blue Chip Value Fund | Return After Taxes on Distributions | Class AAA Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Gabelli Blue Chip Value Fund Class AAA Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past One Year	rr_AverageAnnualReturnYear01	12.82%
Past Five Years	rr_AverageAnnualReturnYear05	2.67%
Past Ten Years	rr_AverageAnnualReturnYear10	1.72%
The Gabelli Blue Chip Value Fund | Return After Taxes on Distributions | Class A Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Gabelli Blue Chip Value Fund Class A Shares (first issued on 12/31/03)
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Past One Year	rr_AverageAnnualReturnYear01	6.33%
Past Five Years	rr_AverageAnnualReturnYear05	1.46%
Past Ten Years	rr_AverageAnnualReturnYear10	1.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
The Gabelli Blue Chip Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class AAA Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Gabelli Blue Chip Value Fund Class AAA Shares
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past One Year	rr_AverageAnnualReturnYear01	8.33%
Past Five Years	rr_AverageAnnualReturnYear05	2.41%
Past Ten Years	rr_AverageAnnualReturnYear10	1.54%
The Gabelli Blue Chip Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Column	rr_AverageAnnualReturnColumnName	The Gabelli Blue Chip Value Fund Class A Shares (first issued on 12/31/03)
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Past One Year	rr_AverageAnnualReturnYear01	4.10%
Past Five Years	rr_AverageAnnualReturnYear05	1.37%
Past Ten Years	rr_AverageAnnualReturnYear10	1.05%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2003
The Gabelli Blue Chip Value Fund | Standards & Poor's ("S&P") 500 Index
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Standard & Poor’s (“S&P”) 500 Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past One Year	rr_AverageAnnualReturnYear01	15.08%
Past Five Years	rr_AverageAnnualReturnYear05	2.29%
Past Ten Years	rr_AverageAnnualReturnYear10	1.42%
The Gabelli Blue Chip Value Fund | The Lipper Large Cap Value Fund Average
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	The Lipper Large Cap Value Fund Average
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past One Year	rr_AverageAnnualReturnYear01	13.02%
Past Five Years	rr_AverageAnnualReturnYear05	1.52%
Past Ten Years	rr_AverageAnnualReturnYear10	1.89%

[1]	Gabelli Funds, LLC (the "Adviser") has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the Fund's Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, acquired fund fees and expenses and extraordinary expenses) at an annual rate of 2.00% for Class AAA Shares. This arrangement is in effect through May 1, 2012 and may not be terminated by the Adviser before such time. The three basis point differential between the Fund's 2.00% expense cap for Class AAA Shares and its 2.03% adjusted Total Annual Fund Operating Expenses shown in the Fee Table is due to the three basis points of Acquired Fund Fees and Expenses paid by investment funds in which the Fund invested and not subject to reimbursement by the Adviser.
[2]	Gabelli Funds, LLC (the "Adviser") has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the Fund's Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, acquired fund fees and expenses and extraordinary expenses) at an annual rate of 2.00%, 2.75%, 2.75%, and 1.75% for Class A, Class B, Class C, and Class I Shares, respectively. This arrangement is in effect through May 1, 2012 and may not be terminated by the Adviser before such time. The three basis point differential between the Fund's 2.00%, 2.75%, 2.75%, and 1.75% expense cap for Class A, Class B, Class C, and Class I Shares, respectively, and the 2.03%, 2.78%, 2.78%, and 1.78% adjusted Total Annual Fund Operating Expenses for Class A, Class B, Class C, and Class I Shares, respectively, shown in the Fee Table is due to the three basis points of Acquired Fund Fees and Expenses paid by investment funds in which the Fund invested and not subject to reimbursement by the Adviser.